Goodwill and Intangible Assets - Summary of Impairment Testing of Goodwill (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	$ 5,743	$ 5,864
Goodwill Additions/ disposals	(5)	(6)
Effect of changes in foreign exchange rates	(24)	(115)
Goodwill Ending balance	5,714	5,743
Asia Insurance, excluding Japan [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	159	165
Effect of changes in foreign exchange rates		(6)
Goodwill Ending balance	159	159
Japan insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	420	435
Effect of changes in foreign exchange rates	13	(15)
Goodwill Ending balance	433	420
Canadian insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,957	1,962
Effect of changes in foreign exchange rates	(2)	(5)
Goodwill Ending balance	1,955	1,957
US insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	349	367
Goodwill Additions/ disposals	(5)
Effect of changes in foreign exchange rates	(6)	(18)
Goodwill Ending balance	338	349
Asia wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	187	196
Effect of changes in foreign exchange rates	(2)	(9)
Goodwill Ending balance	185	187
Canada wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,436	1,436
Goodwill Ending balance	1,436	1,436
US wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,235	1,303
Goodwill Additions/ disposals		(6)
Effect of changes in foreign exchange rates	(27)	(62)
Goodwill Ending balance	$ 1,208	$ 1,235